CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2023
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS
4.	CASH AND CASH EQUIVALENTS

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institution. Cash and cash equivalents balance as of December 31, 2022 and 2023 primarily consist of the following currencies:

	As of December 31, 2022		As of December 31, 2023
		RMB		RMB
	Amount	equivalent	Amount	equivalent
RMB	440,557	440,557	345,575	345,575
US$	42,584	296,582	20,633	146,140
Total		737,139		491,715